Intangible Assets (Tables)	12 Months Ended
Mar. 29, 2013
Intangible Assets [Abstract]
Summary of Amortizable Intangible Assets
A summary of amortizable intangible assets is as follows:

	As of
	March 29, 2013
(Amounts in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Outsourcing contract costs	$1,473	$968	$505
Software	2,134	1,523	611
Customer and other intangible assets	512	281	231
Total intangible assets	$4,119	$2,772	$1,347

	As of
	March 30, 2012
(Amounts in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Outsourcing contract costs	$1,802	$1,240	$562
Software	2,130	1,481	649
Customer and other intangible assets	599	306	293
Total intangible assets	$4,531	$3,027	$1,504

Schedule Purchased and Internally Developed Software, Net of Accumulated Amortization
Purchased and internally developed software, net of accumulated amortization, consisted of the following:

(Amounts in millions)	March 29, 2013	March 30, 2012
Purchased software	$297	$353
Internally developed commercial software	304	293
Internally developed internal-use software	10	3
Total	$611	$649